Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Statement [Abstract]
Revenue	[1]	$ 530,614	$ 523,940	$ 411,162
Cost of revenue		(172,110)	(142,479)	(126,675)
Gross profit		358,504	381,461	284,487
Operating expenses
Selling and marketing		(174,357)	(166,288)	(121,466)
General and administrative		(67,240)	(72,626)	(64,683)
Technology and product development		(71,154)	(71,308)	(63,251)
Impairment of long-lived assets		(363)
Total operating expenses		(313,114)	(310,222)	(249,400)
Operating income / (loss)		45,390	71,239	35,087
Financial income		7,621	2,389	8,327
Financial expense	[2]	(26,788)	(19,268)	(15,079)
Income before income taxes		26,223	54,360	28,335
Income tax expense		(7,069)	(11,994)	(10,538)
Net income		$ 19,154	$ 42,366	$ 17,797
Earnings per share available to common stockholders:
Basic		$ 0.28	$ 0.69	$ 0.30
Diluted		$ 0.27	$ 0.69	$ 0.30
Shares used in computing earnings per share (in thousands):
Basic		69,154	61,457	58,518
Diluted		71,254	61,548	58,609

[1]	Includes $ 43,975, $ 37,000 and $ 27,008 for related party transactions for the years 2018, 2017 and 2016, respectively. See note 15.
[2]	Includes $ 12,368, $ 8,601 and $ 10,516 for factoring of credit card receivables for the years ended 2018, 2017 and 2016, respectively.